Leases - Lease cost (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) lease	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Leases
Number of operating leases | lease	6
Number of financing leases | lease	5
Finance lease, amortization of right-of-use assets	$ 37
Finance lease, interest on lease liabilities	2
Fixed rent expense	540	$ 356	$ 329
Variable lease cost	72
Net lease cost	651	356	329
Operating cash flows from operating leases	589	351
Financing cash flows from finance leases	39
New operating lease liabilities	6,312	62	65
New finance lease liabilities	157
General & administrative expenses
Leases
Net lease cost	$ 651	$ 356	$ 329